SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 16:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company identifies operating segments in accordance with ASC Topic 280, "Segment Reporting". Operating segments are defined as components of an entity for which separate financial information is available and is regularly reviewed by the chief operating decision maker in making decisions regarding resource allocation and evaluating financial performance. The Company determined it operates in one reportable segment as the Company's chief operating decision maker is the Chief Executive Officer who makes operating decisions, assesses performance and allocates resources on a consolidated basis..

b.	The total revenues are attributed to geographic areas based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company.

The following tables present total revenues for the years ended December 31, 2021, 2022 and 2023 and long-lived assets as of December 31, 2022 and 2023:

Revenues:

	Year ended December 31,
	2021	2022	2023

United States	$253,811	$312,816	$393,355
Israel	7,416	6,302	6,784
United Kingdom	35,530	41,297	45,751
Europe, the Middle East and Africa *)	120,382	130,745	173,203
Other	85,778	100,550	132,795

	$502,917	$591,710	$751,888

For the years ended December 31, 2021, 2022 and 2023, no single customer contributed more than 10% to the Company's total revenues.

Long-lived assets, including property and equipment, net and operating lease right-of-use assets:

	December 31,
	2022	2023

United States	$5,353	$4,635
Israel	41,948	33,898
United Kingdom	4,858	3,118
Europe, the Middle East and Africa *)	525	747
Other	8,647	6,282

	$61,331	$48,680

*) Excluding United Kingdom and Israel